Average Annual Total Returns - Investor A, C, Institutional and Class R - BLACKROCK BASIC VALUE FUND, INC.	Oct. 28, 2020
RussellThousandValueIndex [Member]
Average Annual Return:
1 Year	26.54%
5 Years	8.29%
10 Years	11.80%
Investor A Shares
Average Annual Return:
1 Year	17.36%
5 Years	5.36%
10 Years	9.34%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	14.13%
5 Years	2.64%
10 Years	6.76%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.44%
5 Years	3.81%
10 Years	7.12%
Investor C Shares
Average Annual Return:
1 Year	21.84%
5 Years	5.64%
10 Years	9.06%
Institutional Shares
Average Annual Return:
1 Year	24.22%
5 Years	6.79%
10 Years	10.25%
Class R Shares
Average Annual Return:
1 Year	23.44%
5 Years	6.14%
10 Years	9.56%